Lease (Details) - Schedule of remaining lease terms and discount rates	Dec. 31, 2022
Schedule of Remaining Lease Terms and Discount Rates [Abstract]
Weighted average remaining lease term (years)	1 year 10 months 28 days
Weighted average discount rate	4.30%